Financial liabilties designated at fair value - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Accumulated increase (decrease) in fair value of financial liability, attributable to changes in credit risk of liability	£ 292	£ 165	£ 189
Financial liabilities designated at fair value | Deposits from customers
Disclosure of financial liabilities [line items]
Difference between carrying amount of financial liability and amount contractually required to pay at maturity to holder of obligation	(3,431)	(1,568)
Accumulated increase (decrease) in fair value of financial liability, attributable to changes in credit risk of liability	£ (292)	£ 165